united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

Hunter Small Cap Value Fund

Class I HSCVX

ANNUAL REPORT

July 31, 2023

www.hunterfunds.com

1-833-835-1171

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

HSCVX Year End Shareholder Letter

7/31/23

Period through 07/31/23	YTD	1 Year	3 Year	5 Year	10 Year	Incept (12/28/22)
Hunter Small Cap Value Fund (HSCVX) (gross)	12.23%	N/A	N/A	N/A	N/A	12.14%
Hunter Small Cap Value Fund (HSCVX) (net)	11.51%	N/A	N/A	N/A	N/A	11.40%
Russell 2000 Value (R2000V)	10.24%	N/A	N/A	N/A	N/A	12.51%

The performance data quoted represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information current to the most recent month-end, please call toll-free 833-835-1171.

The Hunter Small Cap Value Fund (the “Fund”) returned +11.40% net of fees versus a total return of +12.51% for the Russell 2000 (“R2K”) Value Index from inception of the Fund (12/28/22) through July 31, 2023. Significant cash holdings during the last trading days of 2022 weighed on initial performance versus the R2K. Relative performance improved markedly as investable assets were deployed, highlighted by an 11.51% return for the year-to-date period for the Fund, 127 basis points ahead of the R2K. Our year-to-date outperformance was primarily driven by positive stock selection across several segments of the market. Technology, Industrials and Consumer Staples were the most positive contributors on a stock selection basis while our underweighting to financials and overweighting to technology also benefited the Fund. Consumer Discretionary stocks and Real Estate were the two areas that detracted from performance in aggregate, while our stock selection in Financials also weighed on returns.

The Fund benefited most significantly from a diverse group of positions from an equally divergent set of sectors. John B. San Filippo & Son, Inc. is a consumer staple company that is executing extremely well in the snack foods business with a wide range of products and a strong customer base. A combination of steady earnings growth, a solid balance sheet and limited Street coverage have made this a relatively unique find. Encore Wire Corporation has similar, attractive characteristics as a vertically integrated, leading manufacturer of copper wire and cable with a differentiated customer service model. Valuation looks attractive for a company with a fortress balance and under-appreciated growth prospects in data, infrastructure and clean energy markets. Omnicell, Inc., a provider of pharmacy automation and advanced medication services, rebounded from a difficult 2022 as demand visibility improved. Despite a very choppy market for small cap stocks to start the year, all three were up more than 20% in the first half of 2023.

In terms of detractors, our bottom three performers were all in the regional banking sector: Columbia Banking System, Pinnacle Financial Partners, and Hancock Whitney Corp. All three were relatively smaller positions in the portfolio that we continue to believe have solid balance sheets relative to peers, are located in favorable geographies for economic growth, and have deposit bases that have proven sticky throughout the banking crisis earlier in the year. We have maintained positions in all three of these banks, but on a sector basis we have tried mitigating our banking risk with comparatively smaller weightings to the regional banks versus our benchmark. This helps explain our positive allocation effect in Financials in the first half of the year despite the losses realized in the banking sector.

Broadening the scope of our review, we continue to believe that the timing is right for investors to allocate to small cap value. As in 1Q, performance of small cap stocks trailed their larger cap brethren with the benchmark R2K return of +4.8% lagging the +8.6% return posted by the Russell 1000 in 2Q. Within the R2K, value lagged growth by nearly -400 basis points (+3.2% versus +7.1%), pushing year-to-date underperformance to +1,100 basis points. For perspective, twenty-one stocks in the R2K Growth index posted returns exceeding +100% in 2Q, with only one of those reporting positive net income over the last twelve-month period. Similarly, twenty stocks in the R2K Value index posted returns exceeding +100%, none of which reported positive net income over the L12M.

What does this mean to us? Opportunity. With the index still down over 20% from its 2021 peak, we continue to find attractive opportunities that fit the HSCVX mold of high-quality businesses that we believe can compound value for shareholders over the long run, and maintain defensiveness in choppy markets.

As has been the case for decades at our prior firm, our process remains focused on finding quality companies trading at discounted prices, and that is what we continued to focus on this year in the Fund. At our core we are bottom up investors doing individual company analysis to build our portfolio of stocks. We did not use derivatives, target a specific level of yield payout, or deviate from our stated objectives during the period.

Thank you for investing with us in the Hunter Small Cap Value Fund, and please do not hesitate to reach out to us with any questions about the strategy.

Sincerely,

Your Team at HCM

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Source: St. Louis Federal Reserve

Investors should consider the investment objectives, risks, and charges and expenses of the Fund(s) before investing. The prospectus contains this and other information about the Fund(s) and should be read carefully before investing. Please read the prospectus carefully before investing or sending money. The prospectus may be obtained at 1-833-835-1171 or www.hunterfunds.com.

Investing involves risk, including loss of principal. The Fund invests primarily in small-cap stocks, that may involve considerably more risk than investing in larger-cap stocks. (Please see “Primary Risks for Fund Investors” in the prospectus.) Past performance of the HSCVX is not indicative of future performance.

17333744-NLD 10/02/2023

Hunter Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2023

The Fund’s performance figures* for the period ended July 31, 2023 compared to its benchmark:

Since Inception
Hunter Small Cap Value Fund Class I (a)	11.40%
Russell 2000 Value Total Return Index (b)	12.51%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before expense waivers, are 1.98% for Class I shares, per the December 20, 2022 prospectus. Hunter Perkins Capital Management, LLC d/b/a Hunter Capital Management (the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or to make payments to limit Fund expenses until at least March 29, 2024, so that the total annual operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) of the Fund do not exceed 1.25% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. For performance information current to the most recent month-end, please call toll-free 1-833-835-1171.

(a)	Hunter Small Cap Value Fund Class I commenced operations on December 28, 2022.

(b)	The Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 2000® Index is an unmanaged, capitalization-weighted index of 2,000 small cap U.S. companies. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $100,000 Investment

PORTFOLIO ANALYSIS (Unaudited) July 31, 2023

Percent of
Sectors	Net Assets
Banking	13.4%
Semiconductors	5.5%
Electrical Equipment	5.2%
Insurance	4.8%
Oil & Gas Producers	4.5%
Residential REIT	4.4%
Retail - Discretionary	4.3%
Software	3.3%
Food	3.2%
Containers & Packaging	3.0%
Other, Cash & Cash Equivalent	48.4%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 89.3%
	AEROSPACE & DEFENSE - 1.4%
9,275	Mercury Systems, Inc.(a)	$352,265

	APPAREL & TEXTILE PRODUCTS - 2.5%
4,205	Columbia Sportswear Company	330,555
20,800	Levi Strauss & Company, Class A	313,456
		644,011
	ASSET MANAGEMENT - 1.4%
5,750	Cohen & Steers, Inc.	369,783

	AUTOMOTIVE - 0.9%
7,225	Gentex Corporation	242,616

	BANKING - 13.4%
5,425	Bank of Hawaii Corporation	309,930
17,300	Columbia Banking System, Inc.	386,655
8,650	First Community Corporation	170,838
8,025	Hancock Whitney Corporation	353,180
9,750	OceanFirst Financial Corporation	181,643
23,150	Old Second Bancorp, Inc.	370,169
5,875	Pinnacle Financial Partners, Inc.	445,913
8,750	Prosperity Bancshares, Inc.	554,049
6,260	SouthState Corporation	486,213
2,123	Wintrust Financial Corporation	179,096
		3,437,686
	COMMERCIAL SUPPORT SERVICES - 2.1%
5,075	AMN Healthcare Services, Inc.(a)	543,786

	CONSTRUCTION MATERIALS - 1.4%
2,250	Simpson Manufacturing Company, Inc.	355,500

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	CONTAINERS & PACKAGING - 3.0%
32,028	Graphic Packaging Holding Company	$775,077

	ELECTRIC UTILITIES - 2.9%
12,296	Black Hills Corporation	741,818

	ELECTRICAL EQUIPMENT - 5.2%
2,517	Generac Holdings, Inc.(a)	386,863
1,890	Littelfuse, Inc.	575,693
6,437	National Instruments Corporation	379,783
		1,342,339
	FOOD - 3.2%
7,650	John B Sanfilippo & Son, Inc.	833,162

	HEALTH CARE FACILITIES & SERVICES - 1.4%
3,600	Ensign Group, Inc. (The)	348,732

	HOME CONSTRUCTION - 2.2%
3,350	Armstrong World Industries, Inc.	259,156
1,075	Cavco Industries, Inc.(a)	317,824
		576,980
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
12,625	Lazard Ltd., Class A	443,138

	INSURANCE - 4.8%
10,550	Axis Capital Holdings Ltd.	581,516
5,875	Hanover Insurance Group, Inc. (The)	666,695
		1,248,211
	INTERNET MEDIA & SERVICES - 0.9%
4,625	Shutterstock, Inc.	237,956

	MACHINERY - 1.5%
5,805	Esab Corporation	398,804

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.9%
19,045	Envista Holdings Corporation(a)	$655,338
1,175	QuidelOrtho Corporation(a)	102,648
		757,986
	METALS & MINING - 2.5%
3,750	Encore Wire Corporation	640,088

	OFFICE REIT - 2.5%
33,437	Equity Commonwealth	655,031

	OIL & GAS PRODUCERS - 4.5%
33,280	Magnolia Oil & Gas Corporation, Class A	737,152
7,600	Matador Resources Company	422,788
		1,159,940
	REAL ESTATE SERVICES - 2.1%
14,887	Marcus & Millichap, Inc.	546,055

	RESIDENTIAL REIT - 4.4%
29,262	Independence Realty Trust, Inc.	498,624
38,500	UMH Properties, Inc.	641,025
		1,139,649
	RETAIL - DISCRETIONARY - 4.3%
5,747	BlueLinx Holdings, Inc.(a)	541,597
5,778	Boot Barn Holdings, Inc.(a)	542,554
		1,084,151
	SELF-STORAGE REIT - 1.1%
8,050	National Storage Affiliates Trust	272,010

	SEMICONDUCTORS - 5.5%
11,500	Coherent Corporation(a)	544,640
5,075	Onto Innovation, Inc.(a)	630,923
8,150	Vishay Intertechnology, Inc.	229,423
		1,404,986
	SOFTWARE - 3.3%
23,350	Avid Technology, Inc.(a)	556,664

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	SOFTWARE - 3.3% (Continued)
2,750	Omnicell, Inc.(a)	$173,663
1,722	Ziff Davis, Inc.(a)	124,879
		855,206
	SPECIALTY REIT - 2.2%
33,350	Gladstone Land Corporation	558,279

	TECHNOLOGY SERVICES - 1.7%
12,724	John Wiley & Sons, Inc., Class A	435,543

	TRANSPORTATION & LOGISTICS - 2.4%
6,850	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	620,610

	TOTAL COMMON STOCKS (Cost $21,736,073)	23,021,398

	SHORT-TERM INVESTMENT — 12.6%
	MONEY MARKET FUND - 12.6%
3,242,742	First American Treasury Obligations Fund, Class X, 5.07% (Cost $3,242,742)(b)	3,242,742

	TOTAL INVESTMENTS - 101.9% (Cost $24,978,815)	$26,264,140
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(501,484)
	NET ASSETS - 100.0%	$25,762,656

ADR	- American Depositary Receipt

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2023

ASSETS
Investment securities:
At cost	$24,978,815
At fair value	$26,264,140
Dividends and interest receivable	15,352
Prepaid expenses	6,579
TOTAL ASSETS	26,286,071

LIABILITIES
Payable for investments purchased	476,115
Investment advisory fees payable	1,944
Payable to related parties	16,653
Accrued expenses and other liabilities	28,703
TOTAL LIABILITIES	523,415
NET ASSETS	$25,762,656

Net Assets Consist of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$24,317,229
Accumulated Earnings	1,445,427
Net Assets	$25,762,656

Net Asset Value Per Share:
Class I Shares:
Net Assets	$25,762,656
Shares of beneficial interest outstanding	2,312,278
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$11.14

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2023*

INVESTMENT INCOME
Dividends	$202,289
Interest	72,906
TOTAL INVESTMENT INCOME	275,195

EXPENSES
Investment advisory fees	104,665
Administrative services fees	43,932
Legal fees	31,576
Audit fees	18,380
Transfer agent fees	16,237
Printing and postage expenses	11,034
Compliance officer fees	10,001
Custodian fees	7,612
Trustees’ fees and expenses	5,703
Registration fees	5,055
Miscellaneous fees	5,503
TOTAL EXPENSES	259,698
Less: Fees waived and expenses reimbursed by the Adviser	(121,123)
NET EXPENSES	138,575

NET INVESTMENT INCOME	136,620

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	23,482
Net change in unrealized appreciation on investments	1,285,325

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,308,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,445,427

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2023*

FROM OPERATIONS
Net investment income	$136,620
Net realized gain on investments	23,482
Net change in unrealized appreciation of investments	1,285,325
Net increase in net assets resulting from operations	1,445,427

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	24,342,244
Cost of shares redeemed	(25,015)
Net increase in net assets from shares of beneficial interest	24,317,229

TOTAL INCREASE IN NET ASSETS	25,762,656

NET ASSETS
Beginning of Period	—
End of Period	$25,762,656

SHARE ACTIVITY
Class I:
Shares Sold	2,314,729
Shares Redeemed	(2,451)
Net increase in shares of beneficial interest outstanding	2,312,278

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout the period presented.

For the
Period Ended
July 31, 2023*
Net Asset Value, Beginning of Period	$10.00
Increase From Operations:
Net investment income (a)	0.08
Net gain from investments (both realized and unrealized)	1.06
Total from operations	1.14

Net Asset Value, End of Period	$11.14

Total Return (b,c)	11.40%

Net assets, end of period (in 000’s)	$25,763

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (d,e)	2.34%
Ratio of net expenses to average net assets (e)	1.25%
Ratio of net investment income to average net assets (e)	1.23%
Portfolio turnover rate (c)	29%

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

1.	ORGANIZATION

Hunter Small Cap Value Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on December 28, 2022. The investment objective is to seek capital appreciation. The Fund currently offers Class I shares.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Valuation of Underlying Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds. As of July 31, 2023 the Fund did not hold any closed-end investment companies.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Fund’s adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2023 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,021,398	$—	$—	$23,021,398
Money Market Fund	3,242,742	—	—	3,242,742
Total Assets	$26,264,140	$—	$—	$26,264,140

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

Dividends and Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions expected to be taken in the Funds’ open tax year ended July 31, 2023 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2023, amounted to $26,147,074 and $4,406,519, respectively.

The Fund’s investments in securities and financial instruments expose it to various risks certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include but are not limited to cash positions risk, cybersecurity risk, equity securities risk, foreign (non-US) investment risk, gap risk, geographic risk, IPO risk, issuer-specific risk, large shareholder transactions risk, liquidity risk, management risk, market events risk, market risk, money market fund risk, micro-cap companies risk, new fund risk, portfolio turnover risk, sector risk, securities lending risk, small cap companies risk, underlying funds risk, U.S. government securities risk, valuation risk, value-style investing risk and volatility risk.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk – There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

implications for market participants, may not be fully known for some time.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems.

Management Risk – The risk that investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.

Small Cap Companies Risk – The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations. Small market capitalization issuers are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. The prices of securities of small market capitalization issuers generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Equity Securities Risk – The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Value-Style Investing Risk – Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hunter Perkins Capital Management, LLC dba Hunter Capital Management serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the period ended July 31, 2023, the Adviser earned management fees of $104,665.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), until at least March 29, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 1.25% of the Fund’s average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.25% of average underlying daily net assets, the Adviser shall be entitled recoup from the Fund for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Fund’s expenses to exceed 1.25% (or, if lower, the expense limits in place at the time of recoupment). If the Fund’s operating expenses subsequently exceed 1.25% per annum of the average daily net assets, the recoupments shall be suspended. During the period ended July 31, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $121,123 pursuant to the Waiver Agreement.

As of July 31, 2023, the Advisor had $121,123 of waived and/or reimbursed expenses that may be recovered by July 31, 2026.

Northern Lights Distributors, LLC (the “Distributor” or “NLD”) is the distributor for the shares of the Fund.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2023, was as follows:

Cost for Federal Tax purposes	$25,130,654

Unrealized Appreciation	2,153,177
Unrealized Depreciation	(1,019,691)
Tax Net Unrealized Appreciation	$1,133,486

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2023, Schwab held approximately 89.1% of voting securities of the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no Fund distributions for the period ended July 31, 2023.

As of July 31, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Unrealized	Total
Ordinary	Long-Term	Appreciation	Accumulated
Income	Gains	(Depreciation)	Earnings (Deficit)
$303,244	$8,697	$1,133,486	$1,445,427

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Hunter Small Cap Value Fund and Board of Trustees of
Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hunter Small Cap Value Fund (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period December 28, 2022 (commencement of operations) through July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations, changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
September 29, 2023

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Hunter Small Cap Value Fund
EXPENSE EXAMPLES (Unaudited)
July 31, 2023

As a shareholder of Hunter Small Cap Value Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hunter Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Hunter Small Cap Value Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	2/1/23	7/31/23	2/1/23-7/31/23	2/1/23-7/31/23
Class I	$ 1,000.00	$ 1,014.60	$ 6.24	1.25%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	2/1/23	7/31/23	2/1/23-7/31/23	2/1/23-7/31/23
Class I	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181), divided by the number of days in the fiscal year (365).

Hunter Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its fund investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended July 31, 2023 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Hunter Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021- present)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); iDirect Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and OHA CLO Enhanced Equity II Genpar LLP (since 2021)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iDirect Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman McGowan PLLC (legal services)(Since 2016)	1	iDirect Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017- 2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	1	iDirect Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information as of July 31, 2023.

**	As of July 31, 2023, the Trust was comprised of 26 active portfolios managed by eleven unaffiliated investment advisers and three affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not share the same investment adviser with any other series of the Trust or hold itself out as related to any other series of the Trust for investment purposes.

7/31/23 – Two Roads v2

Hunter Small Cap Value Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

July 31, 2023

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012 – present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 – present)	N/A	N/A

*	Information is as of July 31, 2023.

**	As of July 31, 2023, the Trust was comprised of 26 active portfolios managed by eleven unaffiliated investment advisers and three affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not share the same investment adviser with any other series of the Trust or hold itself out as related to any other series of the Trust for investment purposes.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-835-1171.

7/31/23 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser

Hunter Perkins Capital Management, LLC
dba Hunter Capital Management
377 E. Butterfield Road, Suite 220
Lombard, IL 60148

Administrator

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUNTERCAPITAL-AR23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are as follows:

2023 $15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

2023 $3,200

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended July 31, 2023.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President,
Date: 10/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: 10/5/23